Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING REVENUES
Time charter revenue-related parties	$ 144,608	$ 153,661	$ 126,207
OPERATING EXPENSES:
Vessels operating expenses-related parties	12,580	9,880	1,689
Time charter and voyage expenses-related parties	$ 2,446	$ 1,845	$ 222